Other Borrowed Funds	12 Months Ended
Dec. 31, 2025
Other Borrowed Funds
Other Borrowed Funds

(8) Other Borrowed Funds

Other borrowed funds include Federal Home Loan Bank borrowings, which may be short, and long-term fixed borrowings issued by the Federal Home Loan Bank of Dallas and the Federal Home Loan Bank of Topeka at the market price offered at the time of funding. These borrowings are secured by mortgage-backed investment securities and a portion of our loan portfolio.

Further information regarding our other borrowed funds at December 31, 2025 and 2024 is set forth in the following table:

	December 31,
	2025	2024

	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Average daily balance	$44,575	$—
Average rate	3.11%	—%
Maximum amount outstanding at any month end	$250,000	$—
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$10,332	$10,541
Rate on balance outstanding at year end	2.61%	2.61%
Average daily balance	$10,428	$10,635
Average rate	2.61%	2.61%
Maximum amount outstanding at any month end	$10,524	$10,729
(1)	Long-term advances at December 31, 2025 and December 31, 2024 consisted of amortizing advances. Two amortizing advances are outstanding at December 31, 2025 in the amounts of $2,788,000 and $7,544,000 and mature in December 2033 and November 2033, respectively. The amortization on the amortizing long-term advances totals approximately $215,000, $221,000, $227,000, $233,000 and $239,000 for the years ending December 31, 2026, 2027, 2028, 2029 and December 31, 2030, respectively.